Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Services (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue by services	$ 14,260	$ 18,096
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	11,579	14,395
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	760	1,609
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	1,330	2,092
Pre-IPO advisory services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 591	$ 0